Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 92.7%
Brazil - 5.1%
BB Seguridade Participacoes SA	628,400	$ 4,676,822
Cia de Saneamento Basico do Estado de Sao Paulo	863,200	9,464,711
Hapvida Participacoes e Investimentos SA (A) (B)	2,192,748	2,224,583
Magazine Luiza SA (A)	3,868,376	3,375,865
Petroleo Brasileiro SA	1,186,651	6,886,657
Raia Drogasil SA	426,929	2,088,263
TIM SA	2,133,100	4,954,248
Vale SA, ADR	987,035	18,437,814

		52,108,963

Cayman Islands - 0.8%
New Oriental Education & Technology Group, Inc., ADR (A)	21,454	914,799
Sands China Ltd. (A)	1,995,600	7,483,670

		8,398,469

China - 38.8%
Airtac International Group	251,635	8,605,707
Alibaba Group Holding Ltd., ADR (A)	15,442	1,701,708
Alibaba Group Holding Ltd. (A)	1,785,514	24,548,424
Amoy Diagnostics Co. Ltd., A Shares	287,731	1,228,363
Anhui Conch Cement Co. Ltd., H Shares	1,309,000	4,969,516
ANTA Sports Products Ltd.	953,798	14,467,786
Asymchem Laboratories Tianjin Co. Ltd., A Shares	43,700	1,038,360
Asymchem Laboratories Tianjin Co. Ltd., H Shares (B) (C)	86,899	1,389,134
Bank of Ningbo Co. Ltd., A Shares	1,295,000	6,309,420
Baoshan Iron & Steel Co. Ltd., A Shares	4,585,800	4,203,493
China Construction Bank Corp., H Shares	12,809,922	8,291,744
China Longyuan Power Group Corp. Ltd., H Shares	8,549,175	11,801,627
China Merchants Bank Co. Ltd., H Shares	3,216,568	20,863,069
China National Building Material Co. Ltd., H Shares	6,172,000	5,663,158
China Pacific Insurance Group Co. Ltd., H Shares	1,524,888	4,192,627
China Railway Group Ltd., A Shares	3,554,500	3,005,569
China Tourism Group Duty Free Corp. Ltd., A Shares	286,106	9,059,173
China Vanke Co. Ltd., H Shares	645,500	1,304,878
China Yangtze Power Co. Ltd., A Shares	1,085,260	3,342,599
Contemporary Amperex Technology Co. Ltd., A Shares	313,800	21,766,916
Country Garden Holdings Co. Ltd. (C)	762,000	285,926
Country Garden Services Holdings Co. Ltd.	500,079	1,351,944
CSC Financial Co. Ltd., H Shares (B)	5,059,822	5,246,620
CSPC Pharmaceutical Group Ltd.	1,839,981	2,097,951
ENN Energy Holdings Ltd.	717,536	10,810,915
Ganfeng Lithium Group Co. Ltd., H Shares (B)	590,808	5,395,957
GDS Holdings Ltd., ADR (A)	20,611	481,267
Glodon Co. Ltd., A Shares	459,900	4,461,239
Great Wall Motor Co. Ltd., H Shares (C)	2,756,500	3,892,044
Guangzhou Tinci Materials Technology Co. Ltd., A Shares	712,100	5,205,950
H World Group Ltd., ADR	43,631	2,071,600

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Haidilao International Holding Ltd. (A) (B) (C)	1,592,000	$ 4,340,926
Hangzhou Tigermed Consulting Co. Ltd., A Shares	113,400	1,960,358
Hangzhou Tigermed Consulting Co. Ltd., H Shares (B) (C)	165,900	2,176,222
Industrial & Commercial Bank of China Ltd., H Shares	8,755,503	4,683,483
JD.com, Inc., ADR	84,344	5,020,998
JD.com, Inc., Class A	184,088	5,466,190
KE Holdings, Inc., ADR (A)	584,628	10,722,078
Kingdee International Software Group Co. Ltd. (A)	1,556,000	3,395,986
Li Ning Co. Ltd.	278,052	2,748,729
Longfor Group Holdings Ltd. (B)	222,500	735,165
Meituan, Class B (A) (B)	480,723	10,746,984
Microport Scientific Corp. (A) (C)	332,400	1,043,013
NetEase, Inc.	433,680	7,694,399
Ping An Insurance Group Co. of China Ltd., H Shares	1,390,158	10,798,333
Poly Developments & Holdings Group Co. Ltd., A Shares	393,400	916,700
Proya Cosmetics Co. Ltd., A Shares	122,100	2,988,029
Remegen Co. Ltd., A Shares (A)	33,276	378,800
Remegen Co. Ltd., H Shares (A) (B)	158,500	1,281,647
Sany Heavy Industry Co. Ltd., A Shares	899,100	2,338,961
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	2,158,678	3,588,543
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares (C)	594,000	1,915,313
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	76,400	3,777,232
Sinoma Science & Technology Co. Ltd., A Shares	2,387,630	8,805,291
Tencent Holdings Ltd.	1,169,075	56,967,750
Trip.com Group Ltd., ADR (A)	86,640	3,184,886
Trip.com Group Ltd. (A)	65,200	2,398,409
WuXi AppTec Co. Ltd., A Shares	135,900	1,887,708
WuXi AppTec Co. Ltd., H Shares (B)	202,048	2,625,418
Wuxi Biologics Cayman, Inc. (A) (B)	212,000	1,770,285
Wuxi Lead Intelligent Equipment Co. Ltd., A Shares	376,400	2,587,723
XPeng, Inc., A Shares (A) (C)	1,474,138	7,758,400
Xtep International Holdings Ltd.	2,664,500	3,552,735
Yatsen Holding Ltd., ADR (A)	1,684,127	2,728,286
Yifeng Pharmacy Chain Co. Ltd., A Shares	231,488	1,948,439
Yihai International Holding Ltd. (A) (C)	293,241	1,043,486
Yunnan Energy New Material Co. Ltd., A Shares	257,001	5,967,974
Zhejiang HangKe Technology, Inc. Co., A Shares	207,776	1,557,619
Zoomlion Heavy Industry Science & Technology Co. Ltd., A Shares	3,160,878	2,728,206

		395,285,388

Czech Republic - 0.8%
Komercni Banka AS (C)	247,626	8,357,722

Greece - 0.4%
Hellenic Telecommunications Organization SA	244,579	3,855,602

Hong Kong - 2.8%
AIA Group Ltd.	1,259,047	14,236,856
China Overseas Land & Investment Ltd.	560,474	1,513,431
China Resources Beer Holdings Co. Ltd.	1,302,000	9,801,817

Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Melco Resorts & Entertainment Ltd., ADR (A)	190,596	$ 2,603,541
Wharf Holdings Ltd.	293,000	763,304

		28,918,949

Hungary - 0.5%
MOL Hungarian Oil & Gas PLC	696,055	5,201,710

India - 10.7%
Apollo Hospitals Enterprise Ltd.	52,073	2,726,427
Axis Bank Ltd., GDR	146,806	7,824,760
Axis Bank Ltd.	1,051,048	11,233,957
Bharat Electronics Ltd.	1,440,853	1,682,671
Bharti Airtel Ltd.	1,715,696	16,181,196
Infosys Ltd., ADR	64,780	1,217,864
Kotak Mahindra Bank Ltd.	646,338	13,754,295
Larsen & Toubro Ltd.	203,919	5,299,880
Mahindra & Mahindra Ltd., GDR	210,186	3,562,653
Mahindra & Mahindra Ltd.	109,638	1,850,921
Power Grid Corp. of India Ltd.	1,420,576	3,793,337
Reliance Industries Ltd., GDR (B)	124,330	7,124,109
Reliance Industries Ltd.	638,768	18,448,706
SBI Life Insurance Co. Ltd. (B)	393,713	5,879,748
Tata Steel Ltd.	1,736,433	2,555,178
UPL Ltd.	334,705	3,102,949
Zomato Ltd. (A)	3,718,432	2,269,379

		108,508,030

Indonesia - 3.0%
Aneka Tambang Tbk	15,900,500	2,463,768
Bank Central Asia Tbk PT	13,768,863	7,813,953
Bank Rakyat Indonesia Persero Tbk PT	62,876,532	19,282,209
Telkom Indonesia Persero Tbk PT	4,514,400	1,166,668

		30,726,598

Jordan - 0.1%
Hikma Pharmaceuticals PLC	68,746	1,454,260

Mexico - 0.5%
Fibra Uno Administracion SA de CV, REIT	334,900	453,161
Grupo Mexico SAB de CV	940,943	4,184,912
Orbia Advance Corp. SAB de CV	275,084	548,108

		5,186,181

Netherlands - 0.4%
ASML Holding NV	5,345	3,536,507

Philippines - 1.6%
Ayala Land, Inc.	1,781,854	961,064
BDO Unibank, Inc.	6,856,954	15,465,417

		16,426,481

Republic of Korea - 7.2%
Coupang, Inc. (A)	159,242	2,689,597
E-MART, Inc.	37,533	3,189,799
Kangwon Land, Inc. (A)	177,458	3,400,430
KT&G Corp.	152,985	11,475,636
POSCO Holdings, Inc.	11,796	2,898,592
Samsung C&T Corp.	67,907	6,558,556
Samsung Electronics Co. Ltd.	705,742	35,153,171
SK Telecom Co. Ltd.	208,641	7,906,470

		73,272,251

Republic of South Africa - 2.0%
Discovery Ltd. (A)	595,121	4,733,674
Gold Fields Ltd.	590,184	6,726,856

	Shares	Value
COMMON STOCKS (continued)
Republic of South Africa (continued)
Naspers Ltd., N Shares	31,992	$ 6,185,297
Sibanye Stillwater Ltd.	875,788	2,314,927

		19,960,754

Russian Federation - 0.0%
Gazprom PJSC, ADR (A) (D) (E) (F)	2,525,844	0
Lukoil PJSC, ADR (A) (D) (E) (F)	192,700	0
MMC Norilsk Nickel PJSC (D) (E) (F)	7,371	0
Mobile TeleSystems PJSC, ADR (A) (D) (E) (F)	382,338	0
Novatek PJSC, GDR (A) (D) (E) (F)	2,914	0
Sberbank of Russia PJSC (A) (D) (E) (F)	1,980,987	0
Yandex NV, Class A (A) (D) (E) (F)	137,164	0

		0

Saudi Arabia - 1.0%
Saudi British Bank	1,056,141	10,233,333

Taiwan - 10.7%
E Ink Holdings, Inc.	1,698,000	9,853,110
Hon Hai Precision Industry Co. Ltd.	4,969,000	16,570,285
Nanya Technology Corp.	5,847,000	11,357,358
President Chain Store Corp.	211,000	1,900,601
Taiwan Semiconductor Manufacturing Co. Ltd.	3,912,678	69,046,174

		108,727,528

Thailand - 4.3%
Bangkok Dusit Medical Services PCL, Class F	2,183,100	1,973,864
Central Pattana PCL	572,918	1,241,690
CP ALL PCL	3,134,900	6,332,367
Kasikornbank PCL	4,042,335	17,762,141
PTT Exploration & Production PCL	3,113,900	16,254,787

		43,564,849

United Arab Emirates - 0.1%
Emaar Properties PJSC	537,681	817,015

United Kingdom - 1.9%
Anglo American PLC	207,052	8,930,231
Standard Chartered PLC	1,179,716	9,909,158

		18,839,389

Total Common Stocks (Cost $1,034,612,014)		943,379,979

PREFERRED STOCKS - 2.2%
Brazil - 1.7%
Banco Bradesco SA, 8.08% (G)	6,092,113	16,825,527

Republic of Korea - 0.5%
Samsung Electronics Co. Ltd., 2.63% (G)	122,650	5,503,805

Total Preferred Stocks (Cost $29,236,310)		22,329,332

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (G)	4,743,553	4,743,553

Total Other Investment Company (Cost $4,743,553)		4,743,553

Total Investments (Cost $1,068,591,877)		970,452,864
Net Other Assets (Liabilities) - 4.7%		47,405,558

Net Assets - 100.0%		$ 1,017,858,422

Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	669	03/17/2023	$ 33,343,616	$ 34,941,870	$ 1,598,254	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments		Value
Banks	18.4%		$178,610,188
Semiconductors & Semiconductor Equipment	8.6		83,940,039
Internet & Direct Marketing Retail	6.0		58,628,577
Metals & Mining	6.0		58,111,728
Interactive Media & Services	5.9		56,967,750
Oil, Gas & Consumable Fuels	5.6		53,915,969
Insurance	4.6		44,518,060
Technology Hardware, Storage & Peripherals	4.2		40,656,976
Wireless Telecommunication Services	3.0		29,041,914
Electronic Equipment, Instruments & Components	2.7		26,423,395
Hotels, Restaurants & Leisure	2.6		25,483,462
Chemicals	2.4		23,630,272
Electrical Equipment	2.4		23,324,535
Textiles, Apparel & Luxury Goods	2.1		20,769,250
Real Estate Management & Development	2.1		20,613,195
Automobiles	1.8		17,064,018
Machinery	1.7		16,260,597
Food & Staples Retailing	1.6		15,459,469
Independent Power & Renewable Electricity Producers	1.6		15,144,226
Tobacco	1.2		11,475,636
Gas Utilities	1.1		10,810,915
Construction Materials	1.1		10,632,674
Life Sciences Tools & Services	1.1		10,419,991
Beverages	1.0		9,801,817
Water Utilities	1.0		9,464,711
Specialty Retail	0.9		9,059,173
Health Care Equipment & Supplies	0.9		8,408,788
Construction & Engineering	0.9		8,305,449
Pharmaceuticals	0.8		7,895,018
Software	0.8		7,857,225
Entertainment	0.8		7,694,399
Health Care Providers & Services	0.7		6,924,874
Industrial Conglomerates	0.7		6,558,556
Personal Products	0.6		5,716,315
Capital Markets	0.5		5,246,620
Diversified Telecommunication Services	0.5		5,022,270
Electric Utilities	0.4		3,793,337
Multiline Retail	0.3		3,375,865
Biotechnology	0.3		2,888,810
IT Services	0.2		1,699,131
Aerospace & Defense	0.2		1,682,671
Food Products	0.1		1,043,486
Diversified Consumer Services	0.1		914,799
Equity Real Estate Investment Trusts	0.0	(L)	453,161

Investments	99.5		965,709,311
Short-Term Investments	0.5		4,743,553

Total Investments	100.0%		$970,452,864

Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (I)	Value
ASSETS
Investments
Common Stocks	$109,143,290	$834,236,689	$0	$943,379,979
Preferred Stocks	16,825,527	5,503,805	—	22,329,332
Other Investment Company	4,743,553	—	—	4,743,553

Total Investments	$130,712,370	$839,740,494	$0	$970,452,864

Other Financial Instruments
Futures Contracts (J)	$1,598,254	$—	$—	$1,598,254

Total Other Financial Instruments	$1,598,254	$—	$—	$1,598,254

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $50,936,798, representing 5.0% of the Fund’s net assets.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,186,381, collateralized by cash collateral of $4,743,553 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,382,449. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are Level 3 of the fair value hierarchy.
(E)	Fair valued as determined in good faith in accordance with procedures established by the Board. At January 31, 2023, the total value of securities is $0, representing less than 0.1% of the Fund’s net assets.
(F)	Securities deemed worthless.
(G)	Rates disclosed reflect the yields at January 31, 2023.
(H)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(I)	Level 3 securities were not considered significant to the Fund.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Emerging Markets Opportunities (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5